Derivatives - Balance Sheet Impact (Details) - Embedded forward contracts - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
Derivatives
Notional	$ 92	$ 92
Derivative Fair Value	161	21
Total	253	113
Cryptocurrency receivable
Derivatives
Notional	46,856
Derivative Fair Value	22,726
Total	69,582
Accounts payable
Derivatives
Notional	2,528
Derivative Fair Value	67
Total	2,595
Accrued liabilities and other current liabilities
Derivatives
Notional	5,995	4,503
Derivative Fair Value	1,568	2,682
Total	7,563	$ 7,185
Long-term loans
Derivatives
Notional	14,015
Derivative Fair Value	(16)
Total	$ 13,999